Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	trpifi1_SupplementTextBlock	T. Rowe Price Global Infrastructure Fund

Supplement to Prospectus Dated March 1, 2013

Effective immediately, the Fund will no longer charge a 2.00% redemption fee on shares purchased and held for 90 days or less. Accordingly, on page 1, the 2.00% redemption fee referenced in the table entitled “Fees and Expenses of the Fund” is hereby deleted, and on page 21, the 2.00% redemption fee referenced in the table entitled “T. Rowe Price Funds With Redemption Fees” is hereby deleted with respect to the Global Infrastructure Fund.
T. Rowe Price Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi1_SupplementTextBlock	T. Rowe Price Global Infrastructure Fund

Supplement to Prospectus Dated March 1, 2013

Effective immediately, the Fund will no longer charge a 2.00% redemption fee on shares purchased and held for 90 days or less. Accordingly, on page 1, the 2.00% redemption fee referenced in the table entitled “Fees and Expenses of the Fund” is hereby deleted, and on page 21, the 2.00% redemption fee referenced in the table entitled “T. Rowe Price Funds With Redemption Fees” is hereby deleted with respect to the Global Infrastructure Fund.